Expense Example, No Redemption - EUROPACIFIC GROWTH FUND	May 30, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 160
Expense Example, No Redemption, 3 Years	496
Expense Example, No Redemption, 5 Years	855
Expense Example, No Redemption, 10 Years	1,668
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	166
Expense Example, No Redemption, 3 Years	514
Expense Example, No Redemption, 5 Years	887
Expense Example, No Redemption, 10 Years	$ 1,443